LEASES, Supplemental Cash Flow Information Related to Leases (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Information related to Leases [Abstract]
Payments for the principal portion of lease liabilities	€ 105.3	€ 117.3
Right-of-use assets obtained in exchange for lease obligations	€ 11.7	€ 40.1